SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

During the year ended December 31, 2021, the Company loaned $50,500 to related parties, all of which had been repaid as of December 31, 2021. The related parties were two of the four INC Purchasers (see Note 1).

14.	SUBSEQUENT EVENTS

The Company has evaluated subsequent events that have occurred from December 31, 2022, through the date that these consolidated financial statements were issued, and determined that there were no subsequent events or transactions that required recognition or disclosure in the consolidated financial statements, except as described below.

On January 3, 2023, the Company closed a non-brokered private placement of convertible secured promissory notes in the aggregate principal amount of $764,130 and 764,124 Preferred Shares, Series 1 to accredited investors for gross proceeds of approximately $703,000. This private placement included the issuance of a convertible secured promissory note in the principal amount of $271,739 and 271,739 Series 1 Shares to Cory J. Rosenberg, the Company’s Chairman, Chief Executive Officer, and President, in exchange for $250,000.

On January 9, 2023, the Company closed a non-brokered private placement of convertible secured promissory notes in the aggregate principal amount of $616,304 and 616,303 Preferred Shares, Series 1 to accredited investors for gross proceeds of approximately $567,000. This private placement included the issuance of a convertible secured promissory note in the principal amount of $100,000 and 100,000 Series 1 Shares to Darcy A. Campbell, the Company’s Chief Financial Officer, in exchange for $92,000.

On January 10, 2023, the Company paid $35,000 as partial payment of the amount owed under the promissory note issued in connection with its acquisition of TruMed (Note 1) from its shareholders (the “TruMed Sellers”), and the Company and the TruMed Sellers amended the promissory note to provide for a new principal amount of $37,868, which shall be payable on or before the earlier of (i) April 30, 2023 and (ii) the date on which the Company completes an initial public offering of securities on a “designated exchange” within the meaning of Canadian securities legislation.

On February 6, 2023, the Company closed a non-brokered private placement of convertible secured promissory notes in the aggregate principal amount of $368,543 and 368,543 Preferred Shares, Series 1 to accredited investors for gross proceeds of approximately $339,060.

On March 31, 2023, the Company closed a non-brokered private placement of convertible secured promissory notes in the aggregate principal amount of $1,350,000 and 1,350,001 Preferred Shares, Series 1 to accredited investors for gross proceeds of approximately $1,242,000.